Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Semiconductors Segment
Total Revenue	$ 11,151	$ 4,825
Semiconductors Segment [Member]
Semiconductors Segment
Total Revenue	8,603	4,825
ASIC Segment [Member]
Semiconductors Segment
Total Revenue	2,504
Non-reportable Segment [Member]
Semiconductors Segment
Total Revenue	44
At One Point in Time
Semiconductors Segment
Total Revenue	8,600	4,818
At One Point in Time | Semiconductors Segment [Member]
Semiconductors Segment
Total Revenue	8,576	4,818
At One Point in Time | ASIC Segment [Member]
Semiconductors Segment
Total Revenue	4
At One Point in Time | Non-reportable Segment [Member]
Semiconductors Segment
Total Revenue	20
Over Time
Semiconductors Segment
Total Revenue	2,551	7
Over Time | Semiconductors Segment [Member]
Semiconductors Segment
Total Revenue	27	7
Over Time | ASIC Segment [Member]
Semiconductors Segment
Total Revenue	2,500
Over Time | Non-reportable Segment [Member]
Semiconductors Segment
Total Revenue	24
Secure chips [Member] | Semiconductors Segment [Member]
Semiconductors Segment
Total Revenue	8,436	4,710
Secure chips [Member] | At One Point in Time | Semiconductors Segment [Member]
Semiconductors Segment
Total Revenue	8,436	4,710
Secure chips [Member] | Over Time | Semiconductors Segment [Member]
Semiconductors Segment
Total Revenue
Certificates [Member] | Semiconductors Segment [Member]
Semiconductors Segment
Total Revenue	167	115
Certificates [Member] | At One Point in Time | Semiconductors Segment [Member]
Semiconductors Segment
Total Revenue	140	108
Certificates [Member] | Over Time | Semiconductors Segment [Member]
Semiconductors Segment
Total Revenue	27	7
ASIC Design [Member] | ASIC Segment [Member]
Semiconductors Segment
Total Revenue	2,500
ASIC Design [Member] | At One Point in Time | ASIC Segment [Member]
Semiconductors Segment
Total Revenue
ASIC Design [Member] | Over Time | ASIC Segment [Member]
Semiconductors Segment
Total Revenue	2,500
ASIC Production [Member] | ASIC Segment [Member]
Semiconductors Segment
Total Revenue	4
ASIC Production [Member] | At One Point in Time | ASIC Segment [Member]
Semiconductors Segment
Total Revenue	4
ASIC Production [Member] | Over Time | ASIC Segment [Member]
Semiconductors Segment
Total Revenue